Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Schedule of Following Subsidiaries	As of June 30, 2026, the Company has direct or indirect interests in the following subsidiaries:

Name	Background	Ownership
Starchain Investment Trading Limited (“Starchain”)	● A Hong Kong company ● Incorporated on June 12, 2017 ● Management Consulting Services	100%
Shine Prosperity Holding Limited (“Shine Prosperity”)	● A British Virgin Islands company ● Incorporated on November 13, 2020	100%
Hang Feng International Asset Management Limited (“HF IAM”)	● A Hong Kong company ● Incorporated on April 1, 2019 ● Asset Management	100% owned by Shine Prosperity
Hang Feng Capital Management Limited (“HF CM”)	● A British Virgin Islands company ● Incorporated on November 30, 2023 ● Fund Management	100%
Hang Feng Fund SPC (“HF Fund SPC”)	● A Cayman Islands company ● Incorporated on July 25, 2024	100%
Hang Feng Offshore Holdings Limited	● A British Virgin Islands company ● Incorporated on November 13, 2025	100%
Hang Feng Horizon SPC	● A British Virgin Islands company ● Incorporated on January 2, 2026	100% owned by Hang Feng Offshore Holdings Limited
HF Helios AI PTE Limited	● A Singapore company ● Incorporated on May 28, 2026	100%